Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Common Stock Valuation

(n) Common stock valuation

Due to the absence of an active market for the Company’s common stock, the Company utilized methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation to estimate the fair value of its common stock. In determining the exercise prices for options granted, the Company has considered the fair value of the common stock as of the grant date. The fair value of the common stock has been determined based upon a variety of factors, including the Company’s financial position, historical and forecasted performance and operating results, the Company’s stage of development, the progress of the Company’s research and development programs, the prices at which the Company sold its convertible preferred stock, the superior rights, preferences and privileges of the Company’s convertible preferred stock relative to its common stock, external market conditions affecting the biotechnology industry, the lack of marketability of the Company’s common stock and the prospects of a liquidity event and the analysis of initial public offering and market performance of similar companies as well as recently completed mergers and acquisitions of peer companies. Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes costs that are directly associated with equity financings until such financings are consummated at which time such costs are recorded against the gross proceeds of the offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations and comprehensive loss.

(o) Deferred offering costs

The Company capitalizes costs that are directly associated with in-process equity financings until such financings are consummated at which time such costs are recorded against the gross proceeds of the offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statement of operations and comprehensive loss. The Company recorded zero and $1.3 million of deferred offering costs as of December 31, 2018 and 2019, respectively.

Comprehensive Loss

(p) Comprehensive loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on investments and foreign currency gains and losses. Net loss and comprehensive loss were the same for all periods presented.

Net Loss Per Share

Net Loss Per Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.

The following table sets forth the computation of the basic and diluted net loss per share (in thousands, except share and per share amounts).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019

Numerator
Net loss	$(25,548)	$(6,549)	$(45,444)	$(18,529)

Denominator
Weighted average shares outstanding used in computing net loss per share, basic and diluted	30,314,904	1,946,439	18,022,068	1,876,687

Net loss per share, basic and diluted	$(0.84)	$(3.36)	$(2.52)	$(9.87)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	As of September 30,
	2020	2019
Options to purchase common stock	3,959,693	2,251,594
Convertible preferred stock	—	19,278,606

Total	3,959,693	21,530,200

(q) Net loss per share and unaudited pro forma net loss per share

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock and common stock options are considered to be potentially dilutive securities. Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class method required for participating securities as the convertible preferred stock is considered a participating security. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. As such, the net loss was attributed entirely to common stockholders. As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts).

	Year ended December 31,
	2018	2019

Numerator
Net loss attributable to common stockholders	$(21,363)	$(26,883)

Denominator
Weighted-average shares outstanding used in computing net loss per share, basic and diluted	1,734,115	1,899,348

Net loss per share, basic and diluted	$(12.32)	$(14.15)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	Year ended December 31,
	2018	2019
Options to purchase common stock	1,854,886	2,683,441
Convertible preferred stock	13,789,770	19,278,606

Total	15,644,656	21,962,047

Unaudited pro forma net loss per share

Unaudited pro forma basic and diluted net loss per share is calculated to give effect to the one-for-one conversion of all outstanding shares of the Company’s convertible preferred stock into shares of common stock in using the as-converted method as though the conversion had occurred as of the beginning of the period presented or the date of issuance, if later.

The following table sets forth the computation of the basic and diluted unaudited pro forma net loss per share (in thousands, except share and per share amounts):

Year ended December 31,
2019

Numerator
Net loss	$(26,883)

Denominator
Weighted-average shares outstanding used in computing net loss per share, basic and diluted	1,899,348
Adjust: Assumed weighted-average effect of conversion of convertible preferred stock	17,241,861

Weighted-average shares outstanding used in computing pro forma net loss per share, basic and diluted	19,141,209

Pro forma net loss per share, basic and diluted	$(1.40)

Unaudited Pro Forma Stockholders’ Equity

The unaudited pro forma stockholders’ equity as of December 31, 2019 gives effect to the automatic conversion of all outstanding shares of the Company’s convertible preferred stock into an aggregate of 19,278,606 shares of common stock which will occur immediately prior to the completion of this offering, resulting in an aggregate of 21,262,828 outstanding shares of the Company’s common stock (which excludes 29,579 shares issued upon the early exercise of certain options, which are subject to a right of repurchase by the Company).

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) under its accounting standard codifications (ASC) or other standard setting bodies and adopted by the Company as of the specified effective date, unless otherwise discussed below.

In December 2019, the FASB issued ASU No 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, as part of its simplification initiative to reduce the cost and complexity in accounting for income taxes. The amendments in ASU 2019-12 removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. For emerging growth companies (EGCs), the standard is effective for fiscal years beginning after December 15, 2021. The Company early adopted the new standard in 2020 which had no material effect on the Company’s current financial position, results of operations or financial statement disclosures.

(r) Recently issued accounting standards

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which outlines a single, principle-based revenue recognition model that will supersede and replace nearly all existing U.S. GAAP revenue recognition guidance. Entities will recognize revenue in a manner that depicts the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for goods and services. The model provides that entities follow five steps: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue. The Company adopted this standard as of January 1, 2019 using the modified retrospective method. As the Company has yet to generate revenues, the adoption of this standard did not have any impact on the financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, which expands the scope of Topic 718 to include all share-based payment transactions for acquiring goods and services from nonemployees and simplifies the accounting for nonemployee share-based payment transactions. The accounting for share-based payments to nonemployees and employees will be substantially aligned because of this update. This ASU specifies that Topic 718 applies to all share-based payment transactions in which the grantor acquires goods and services to be used or consumed in its own operations by issuing share-based payment awards. This ASU also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606. The transition method provided by ASU No. 2018-07 is a modified retrospective basis, which recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. For public business entities, this ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted but may take place no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers. The Company adopted the guidance for the year ended December 31, 2019. The adoption of this ASU did not have a material impact on the Company’s financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (ASU 2016-02), which supersedes FASB ASC Topic 840, Leases (Topic 840), and provides principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method for finance leases or on a straight-line basis over the term of the lease for operating leases. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. For companies that are not emerging growth companies, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018. For emerging growth companies, the ASU was to be effective for fiscal years beginning after December 15, 2019. However, in November 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842): Effective Dates (“ASU 2019-10”), which included a one-year deferral of the effective date of ASU 2016-02 for certain entities. As a result, the ASU is now effective for emerging growth companies for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company expects to adopt the new standard in the first quarter of 2021 using the modified retrospective method, under which the Company will apply Topic 842 to existing and new leases as of January 1, 2021, but prior periods will not be restated and will continue to be reported under Topic 840 guidance in effect during those periods. The Company is currently evaluating the impact the adoption of these ASUs will have on its financial statements and related disclosures. The Company expects to recognize a right-of-use asset and corresponding lease liability for its real estate operating leases upon adoption. See Note 9 for more information related to the Company’s lease obligations, which are presented on an undiscounted basis therein.

Basis of Presentation

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) for interim financial information and with the instructions of the Securities and Exchange Commission (SEC) on Form 10-Q and Rule 10-01 of Regulation S-X. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP, have been omitted. The accompanying unaudited financial statements include all known adjustments necessary for a fair presentation of the results of interim periods as required by GAAP. These adjustments consist primarily of normal recurring accruals and estimates that impact the carrying value of assets and liabilities. Operating results for the period ended September 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020, particularly in light of the novel coronavirus pandemic, or COVID-19, and its impact on domestic and global economies. To limit the spread of COVID-19, governments have taken various actions including the issuance of stay-at-home orders and physical distancing guidelines. Accordingly, businesses have adjusted, reduced or suspended operating activities. Beginning the week of March 16, 2020, the majority of the Company’s workforce began working from home. Disruptions caused by the COVID-19 pandemic, including the effects of the stay-at-home orders and work-from-home policies, have impacted productivity, have resulted in increased operational expenses, certain adjustments to the operations of the Company’s clinical trials, the suspension of enrollment of new patients at certain of the Company’s clinical trial sites, and delays in certain supply chain activities and collecting and analyzing data from patients in the Company’s clinical trials, and may further disrupt the business and delay the development programs and regulatory timelines, the magnitude of which will depend, in part, on the length and severity of the restrictions and other limitations on the Company’s ability to conduct business in the ordinary course. As a result, research and development expenses and general and administrative expenses may vary significantly if there is an increased impact from COVID-19 on the costs and timing associated with the conduct of the clinical trials and other related business activities.

The accompanying unaudited financial statements should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2019, which are included in the Company’s final prospectus filed with the SEC pursuant to Rule 424(b)(4) on April 24, 2020 under the Securities Act of 1933, as amended (the Securities Act).

In the third quarter of 2020, the Company began reporting deferred offering costs within its other assets on its balance sheets. To conform to current presentation, the Company included $1.3 million of deferred financing costs at December 31, 2019 in other assets. This reclassification had no effect on the Company’s total assets, net loss or stockholders’ equity (deficit) as previously reported.

Use of Estimates

Use of Estimates

The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities, expenses, and the disclosure of contingent assets and liabilities in the Company’s financial statements and accompanying notes. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding its cash and cash equivalents and marketable securities that are recorded on its balance sheets. The Company mitigates its risk by investing in high-grade instruments and limiting the concentration in any one issuer, which limits its exposure. The Company has not experienced any losses since inception.

The carrying amounts of cash and cash equivalents and marketable securities, prepaid expenses, accounts payable and accrued other liabilities are reasonable estimates of their fair value because of the short maturity of these items.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of 90 days or less at the time of purchase that are readily convertible into cash as cash equivalents. These investments may include money market funds, securities issued by U.S. Government agencies, corporate debt securities and commercial paper.

Marketable Securities

Marketable Securities

Investments with maturities at the date of acquisition of more than 90 days are considered marketable securities. The Company has classified its investment holdings as available-for-sale, as the sale of such securities may be required prior to maturity to implement management’s strategies. The Company classifies its available-for-sale investment securities, including those with maturities beyond one year, as current assets on its balance sheets based on the highly liquid nature of the securities and because these investments are considered available for use in current operations. Marketable securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Available-for-sale marketable securities are stated at fair value on the Company’s balance sheets with any unrealized gains or losses include in accumulated other comprehensive income (loss).

Research and Development Expenses and Accrued Research and Development Expenses

Research and Development Expenses and Accrued Research and Development Expenses

The Company is required to estimate its expenses resulting from its obligations under contracts with vendors, consultants, contract research organizations (CRO), and contract manufacturing organizations (CMO) in connection with conducting research and development activities. The financial terms of these contracts vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided under such contracts.

Research and development costs are expensed in the period in which they are incurred. External costs consist primarily of payments to outside CROs, CMOs, clinical trial sites and central laboratories in connection with the Company’s discovery and preclinical activities, process development, clinical manufacturing and clinical development activities. External expenses are recognized based on an evaluation of the progress to completion of specific tasks using information provided to the Company by its service providers or its estimate of the level of service that has been performed at each reporting date. The Company allocates external costs by program, clinical or preclinical. Internal costs consist primary of employee-related costs, laboratory supplies, facilities, depreciation and costs related to compliance with regulatory requirements. The Company does not allocate internal costs by program because these costs are deployed across multiple programs and, as such, are not separately classified.

License Fees

License Fees

Acquisitions of technology licenses are charged to acquired in-process research and development expense or capitalized based upon the asset achieving technological feasibility in accordance with management’s assessment regarding the ultimate recoverability of the amounts paid and the potential for alternative future use.

New Accounting Pronouncements Not Yet Adopted

New Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (ASC 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. ASC 842 provides a lessee with an option to not account for leases with a term of 12 month or less as leases in the scope of the new standard. ASC 842 supersedes the previous leases standard, ASC 840 Leases. For public business entities, this ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, and should be applied through a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. Early adoption is permitted. As amended by ASU No. 2020-05, for all other entities, this ASU is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. As a result of the Company having elected the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act, ASU No. 2016-02 is effective for the Company for the year ended December 31, 2022, and all interim periods within. In July 2018, the FASB issued supplemental adoption guidance and clarification to ASC 842 within ASU No. 2018-10, Codification Improvements to Topic 842, Leases and ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. ASU No. 2018-11 provides another transition method in addition to the existing modified retrospective transition method by allowing entities to initially apply the new leasing standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of accumulated deficit in the period of adoption. The Company is currently evaluating the impact the adoption of these ASUs will have on financial statements and related disclosures. The Company expects to recognize a right-of-use asset and corresponding lease liability on its balance sheets for its real estate operating leases upon adoption. See Note 8 for more information related to the Company’s lease obligations, which are presented on an undiscounted basis therein.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326) (ASC 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The guidance is effective for annual periods beginning after December 15, 2019, including interim periods within those years. Since the Company has elected to use the extended transition period under the JOBS Act available to EGCs, the ASU is effective for the Company for fiscal years beginning after December 15, 2020. The Company expects to adopt the new standard in the first quarter of 2021. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements and related disclosures but does not expect it to be material.